Exhibit 99.1

World Omni Select Auto Trust 2024-A
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	258,683,015.03	10,744
Principal Payments	10,523,931.00	243
Defaulted Receivables	1,867,803.94	71
Repurchased Accounts	0.00	0
Pool Balance at 09/30/26	246,291,280.09	10,430

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.87%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	797,946,062.88	26,473

Delinquent Receivables:
Past Due 31-60 days	20,732,116.99	841
Past Due 61-90 days	6,085,087.40	244
Past Due 91-120 days	1,682,354.35	67
Past Due 121+ days	0.00	0
Total	28,499,558.74	1,152

Total 31+ Delinquent as % Ending Pool Balance	11.57%
Total 61+ Delinquent as % Ending Pool Balance	3.15%
Delinquency Trigger Occurred	NO

Recoveries	1,246,082.29
Aggregate Net Losses/(Gains) - September 2026	621,721.65
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.88%
Prior Net Losses/(Gains) Ratio	3.20%
Second Prior Net Losses/(Gains) Ratio	2.75%
Third Prior Net Losses/(Gains) Ratio	2.50%
Four Month Average	2.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	3.12%

Overcollateralization Target Amount	13,546,020.40
Actual Overcollateralization	13,546,020.40
Weighted Average Contract Rate	10.48%
Weighted Average Remaining Term	43.20

Flow of Funds	$ Amount
Collections	13,944,830.63
Investment Earnings on Cash Accounts	15,570.51
Servicing Fee	(269,461.47)
Transfer to Collection Account	-
Available Funds	13,690,939.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	335,633.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	158,464.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	254,347.92
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	11,710,189.51
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	1,232,304.30

Total Distributions of Available Funds	13,690,939.67

Servicing Fee	269,461.47
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	610,430,000.00
Original Class B	36,710,000.00
Original Class C	57,050,000.00
Original Class D	39,900,000.00
Original Class E	29,920,000.00

Total Class A, B, C, D, & E
Note Balance @ 09/15/26	244,455,449.20
Principal Paid	11,710,189.51
Note Balance @ 10/15/26	232,745,259.69

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2b
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-3
Note Balance @ 09/15/26	80,875,449.20
Principal Paid	11,710,189.51
Note Balance @ 10/15/26	69,165,259.69
Note Factor @ 10/15/26	36.3683141%

Class B
Note Balance @ 09/15/26	36,710,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	36,710,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	57,050,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	57,050,000.00
Note Factor @ 10/15/26	100.0000000%

Class D
Note Balance @ 09/15/26	39,900,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	39,900,000.00
Note Factor @ 10/15/26	100.0000000%

Class E
Note Balance @ 09/15/26	29,920,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	29,920,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	748,445.86
Total Principal Paid	11,710,189.51
Total Paid	12,458,635.37

Class A-1
Coupon	5.54500%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.37000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64850%
Coupon	4.26850%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.98000%
Interest Paid	335,633.11
Principal Paid	11,710,189.51
Total Paid to A-3 Holders	12,045,822.62

Class B
Coupon	5.18000%
Interest Paid	158,464.83
Principal Paid	0.00
Total Paid to B Holders	158,464.83

Class C
Coupon	5.35000%
Interest Paid	254,347.92
Principal Paid	0.00
Total Paid to C Holders	254,347.92

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9669718
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.1292483
Total Distribution Amount	16.0962201

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.7648181
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	61.5742429
Total A-3 Distribution Amount	63.3390610

B Interest Distribution Amount	4.3166666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3166666

C Interest Distribution Amount	4.4583334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4583334

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,989,730.31
Investment Earnings	11,478.96
Investment Earnings Paid	(11,478.96)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,989,730.31
Change	-

Required Reserve Amount	3,989,730.31

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2024-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.